Other liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities	Other liabilities

As at	Note	December 31, 2022	December 31, 2021
Retirement liabilities	13	$77	$168
Long-term portion of reforestation		55	59
Long-term portion of decommissioning		15	25
Long-term portion of lease obligations		26	18
Export duties	26	73	69
Electricity swaps	23	4	—
Interest rate swap contracts	12	—	1
Other		18	20
		$268	$360
Reforestation and decommissioning obligations
Reforestation and decommissioning obligations relate to our responsibility for reforestation under various timber licences and our obligations related to landfill closure and other site remediation costs.
Accounting policies
Reforestation obligations are measured at the present value of the expenditures expected to be required to settle the obligations and are accrued and charged to earnings when timber is harvested. The reforestation obligation is accreted over time through charges to finance expense and reduced by silviculture expenditures. Changes to estimates are credited or charged to earnings.
We record a liability for decommissioning obligations in the period a reasonable estimate can be made. The liability is determined using estimated closure and/or remediation costs and discounted using an appropriate discount rate. On initial recognition, the carrying value of the liability is added to the carrying amount of the associated asset and amortized over its useful life or expensed when there is no related asset. The liability is accreted over time through charges to finance expense and reduced by actual costs of settlement. Changes to estimates result in an adjustment of the carrying amount of the associated asset or, where there is no asset, they are credited or charged to earnings.
Reforestation and decommissioning obligations are discounted at the risk-free rate at the balance sheet date.
Supporting information

		Reforestation		Decommissioning
	Note	2022	2021	2022	2021
Beginning of year		$97	$88	$33	$28
Norbord Acquisition	3	—	5	—	—
Liabilities recognized		51	53	5	5
Liabilities settled		(49)	(49)	(1)	(1)
Foreign exchange		(6)	—	(2)	1
End of year		93	97	35	33
Less: current portion		(38)	(38)	(20)	(8)
		$55	$59	$15	$25
The total undiscounted amount of the estimated cash flows required to satisfy these obligations is $159 million (December 31, 2021 - $133 million). The cash flows have been discounted using interest rates ranging from 3.27% to 5.51% (2021 - 0.95% to 1.25%).
The timing of the reforestation payments is based on the estimated period required to ensure the associated areas are well established and attain free to grow status, which is generally between 12 to 15 years. Payments relating to landfill closures and site remediation are expected to occur over periods ranging up to 50 years.